Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable consist of the following:

	As of December 31, 2025	As of December 31, 2024

Accounts receivable	$245,184	$148,594
Allowance for credit losses	(2,571)	(2,420)
Total accounts receivable, net	$242,613	$146,174

Schedule of movements of allowance for doubtful accounts

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Year ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Beginning balance	$2,420	$2,504	$-
Addition	-	-	2,463
Exchange rate effect	(149)	(84)	41
Ending balance	$2,571	$2,420	$2,504